Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SEI TAX EXEMPT TRUST
Entity Central Index Key	0000701817
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
C000017636
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class F
Trading Symbol	SEIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers generated strong relative performance during the reporting period. Delaware Investments Fund Advisers was the strongest-performing manager, benefitting from its allocation to the high-yield sector, which is not represented in the benchmark index, and overweight allocation and duration to BBB rated issues. Wellington Management Company also saw contributions from its overweight to lower-quality bonds, including high-yield, as well as an overweight to revenue bonds and slight duration overweight. Insight North America’s performance benefited from security selection within local general obligation (GO) bonds and select revenue sectors, as well as its overweights to continuing care retirement communities (CCRCs), prepaid gas and tobacco bonds, and a slight duration overweight.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Intermediate-Term Municipal Fund, Class F Shares - $122402	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124923
Aug/14	$100000	$100000	$100000
Aug/15	$101667	$102525	$102017
Aug/16	$107683	$109577	$108111
Aug/17	$108314	$110545	$109294
Aug/18	$108202	$111084	$109339
Aug/19	$116834	$120770	$118260
Aug/20	$119708	$124678	$122272
Aug/21	$124468	$128912	$125631
Aug/22	$114130	$117784	$116724
Aug/23	$115399	$119791	$118684
Aug/24	$122402	$127085	$124923

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class F Shares	6.07%	0.94%	2.04%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	5.26%	1.10%	2.25%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,558,082,000
Holdings Count | Holding	846
Advisory Fees Paid, Amount	$ 3,037
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,558,082	846	$3,037	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	1.8%
Nursing Homes	2.7%
Industrial Development	2.9%
Tobacco	4.0%
Housing	4.2%
Power	4.9%
Water	6.8%
Transportation	7.4%
Airports	8.8%
Health Care	10.2%
Education	11.3%
General Obligations	11.5%
General Revenue	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.6%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B	5.000%	12/01/42	0.5%
Denton, Utility System Revenue	5.000%	12/01/32	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147417
Shareholder Report [Line Items]
Fund Name	Intermediate-Term Municipal Fund
Class Name	Class Y
Trading Symbol	SINYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers generated strong relative performance during the reporting period. Delaware Investments Fund Advisers was the strongest-performing manager, benefitting from its allocation to the high-yield sector, which is not represented in the benchmark index, and overweight allocation and duration to BBB rated issues. Wellington Management Company also saw contributions from its overweight to lower-quality bonds, including high-yield, as well as an overweight to revenue bonds and slight duration overweight. Insight North America’s performance benefited from security selection within local general obligation (GO) bonds and select revenue sectors, as well as its overweights to continuing care retirement communities (CCRCs), prepaid gas and tobacco bonds, and a slight duration overweight.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Intermediate-Term Municipal Fund, Class Y Shares - $125311	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124923
Aug/14	$100000	$100000	$100000
Aug/15	$101675	$102525	$102017
Aug/16	$107956	$109577	$108111
Aug/17	$108950	$110545	$109294
Aug/18	$109030	$111084	$109339
Aug/19	$118119	$120770	$118260
Aug/20	$121327	$124678	$122272
Aug/21	$126464	$128912	$125631
Aug/22	$116262	$117784	$116724
Aug/23	$117849	$119791	$118684
Aug/24	$125311	$127085	$124923

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class Y Shares	6.33%	1.19%	2.28%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	5.26%	1.10%	2.25%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,558,082,000
Holdings Count | Holding	846
Advisory Fees Paid, Amount	$ 3,037
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,558,082	846	$3,037	24%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.0%
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	1.8%
Nursing Homes	2.7%
Industrial Development	2.9%
Tobacco	4.0%
Housing	4.2%
Power	4.9%
Water	6.8%
Transportation	7.4%
Airports	8.8%
Health Care	10.2%
Education	11.3%
General Obligations	11.5%
General Revenue	21.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.6%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%
King County, Public Hospital District No. 1	5.000%	12/01/27	0.5%
Texas State, Municipal Gas Acquisition & Supply IV, Ser B	5.500%	01/01/54	0.5%
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B	5.000%	12/01/42	0.5%
Denton, Utility System Revenue	5.000%	12/01/32	0.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017624
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class F
Trading Symbol	SUMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$64	0.63%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers outperformed the Fund’s benchmark index during the reporting period. Neuberger Berman Investment Advisers was the top performer, benefiting from its duration overweight and an overweight to lower-quality issues. Allspring Global Investments outperformed the benchmark due to an overweight to revenue bonds and lower-quality bonds. Western Asset Management’s performance was bolstered by an overweight to A rated securities, an overweight to the industrial revenue sector, and overall security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Short Duration Municipal Fund, Class F Shares - $110347	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $113336
Aug/14	$100000	$100000	$100000
Aug/15	$100163	$102525	$100575
Aug/16	$100639	$109577	$101347
Aug/17	$101113	$110545	$102401
Aug/18	$101641	$111084	$103060
Aug/19	$103827	$120770	$105795
Aug/20	$105581	$124678	$107859
Aug/21	$106389	$128912	$108532
Aug/22	$103913	$117784	$106803
Aug/23	$105856	$119791	$108758
Aug/24	$110347	$127085	$113336

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class F Shares	4.24%	1.23%	0.99%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	4.21%	1.39%	1.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 829,124,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,750
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,124	517	$1,750	37%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.4%
Public Facilities	0.4%
Board Bank Revenue	0.6%
Pollution Control	1.4%
Water	1.5%
Airports	2.7%
Transportation	2.9%
Power	4.9%
Utilities	5.6%
Industrial Development	8.6%
Health Care	11.1%
Education	11.7%
General Obligations	12.2%
Housing	16.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Arlington, Housing Finance	3.500%	11/01/43	1.3%
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.3%
Georgia State, Main Street Natural Gas, Ser B	4.000%	08/01/49	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
San Antonio, Electric & Gas Systems Revenue, Ser A	1.750%	02/01/33	1.0%
Tennergy, Gas Supply Revenue	5.000%	10/01/54	1.0%

Material Fund Change [Text Block]

Material Fund Changes

On or before October 31, 2024, Western Asset Management Company, LLC will be removed as sub-advisor from the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000147411
Shareholder Report [Line Items]
Fund Name	Short Duration Municipal Fund
Class Name	Class Y
Trading Symbol	SHYMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

All three of the Fund’s sub-advisers outperformed the Fund’s benchmark index during the reporting period. Neuberger Berman Investment Advisers was the top performer, benefiting from its duration overweight and an overweight to lower-quality issues. Allspring Global Investments outperformed the benchmark due to an overweight to revenue bonds and lower-quality bonds. Western Asset Management’s performance was bolstered by an overweight to A rated securities, an overweight to the industrial revenue sector, and overall security selection.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Short Duration Municipal Fund, Class Y Shares - $112762	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $113336
Aug/14	$100000	$100000	$100000
Aug/15	$100178	$102525	$100575
Aug/16	$100914	$109577	$101347
Aug/17	$101645	$110545	$102401
Aug/18	$102432	$111084	$103060
Aug/19	$104898	$120770	$105795
Aug/20	$106841	$124678	$107859
Aug/21	$107924	$128912	$108532
Aug/22	$105658	$117784	$106803
Aug/23	$107903	$119791	$108758
Aug/24	$112762	$127085	$113336

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class Y Shares	4.50%	1.46%	1.21%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	4.21%	1.39%	1.26%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 829,124,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 1,750
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,124	517	$1,750	37%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.4%
Public Facilities	0.4%
Board Bank Revenue	0.6%
Pollution Control	1.4%
Water	1.5%
Airports	2.7%
Transportation	2.9%
Power	4.9%
Utilities	5.6%
Industrial Development	8.6%
Health Care	11.1%
Education	11.7%
General Obligations	12.2%
Housing	16.8%
General Revenue	19.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects	3.450%	07/01/25	1.7%
Arlington, Housing Finance	3.500%	11/01/43	1.3%
Rockport, Pollution Control Revenue Bonds, Indiana Michigan Power Company Project, Ser B	3.050%	06/01/25	1.3%
Georgia State, Main Street Natural Gas, Ser B	4.000%	08/01/49	1.2%
Lower Alabama, Gas District	4.000%	12/01/50	1.2%
West Virginia State, Economic Development Authority, Appalachian Power Amos Project	3.750%	12/01/42	1.2%
Missouri State, Environmental Improvement & Energy Resources Authority, Kansas City Power & Light Company Project, Ser R, AMT	3.500%	05/01/38	1.2%
Tulsa, Ser A	0.050%	01/01/26	1.1%
San Antonio, Electric & Gas Systems Revenue, Ser A	1.750%	02/01/33	1.0%
Tennergy, Gas Supply Revenue	5.000%	10/01/54	1.0%

Material Fund Change [Text Block]

Material Fund Changes

On or before October 31, 2024, Western Asset Management Company, LLC will be removed as sub-advisor from the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

C000017631
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class F
Trading Symbol	SBDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

In late June 2024, the State of California passed its fiscal-year 2025 budget of nearly $300 billion to close its budget gap of $46.8 billion. Despite a sizeable budget deficit in fiscal year 2024, the state’s $22.2 billion in reserves provide protection in addition to the numerous spending cuts to which the state has committed. California’s general obligation bonds are rated AA/AA2/AA- by credit-rating agencies Fitch, Moody’s and S&P, respectively, reflecting a strong credit profile.

An overweight position in the airport sector detracted from the Fund’s relative performance for the reporting period. Overall security selection benefited Fund performance. An overweight to revenue bonds and an underweight to general obligation bonds also had a positive impact. Among revenue subsectors, an overweight to housing and underweight to water/sewer bonds were the primary contributors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	California Municipal Bond Fund, Class F Shares - $114220	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg California Intermediate Municipal Index (USD) - $121309
Aug/14	$100000	$100000	$100000
Aug/15	$101526	$102525	$101905
Aug/16	$106673	$109577	$107414
Aug/17	$107246	$110545	$108477
Aug/18	$105887	$111084	$108231
Aug/19	$113472	$120770	$116450
Aug/20	$116187	$124678	$120765
Aug/21	$117710	$128912	$122538
Aug/22	$108640	$117784	$114309
Aug/23	$109435	$119791	$115829
Aug/24	$114220	$127085	$121309

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class F Shares	4.37%	0.13%	1.34%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg California Intermediate Municipal Index (USD)	4.73%	0.82%	1.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 239,797,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 570
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$239,797	141	$570	26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Utilities	0.8%
Pollution Control	1.5%
Industrial Development	1.9%
Tobacco	1.9%
Cash Equivalent	2.1%
Water	2.7%
Housing	2.9%
Transportation	2.9%
Power	3.9%
Education	12.7%
Health Care	12.9%
Airports	15.3%
General Obligations	18.5%
General Revenue	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.5%
California State	5.000%	08/01/31	2.4%
California State	5.000%	10/01/35	2.4%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
San Diego County, Regional Airport Authority, Sub-Ser B, AMT	5.000%	07/01/31	2.3%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Los Angeles, Unified School District, Ser A	5.000%	07/01/29	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147416
Shareholder Report [Line Items]
Fund Name	California Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SCYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

In late June 2024, the State of California passed its fiscal-year 2025 budget of nearly $300 billion to close its budget gap of $46.8 billion. Despite a sizeable budget deficit in fiscal year 2024, the state’s $22.2 billion in reserves provide protection in addition to the numerous spending cuts to which the state has committed. California’s general obligation bonds are rated AA/AA2/AA- by credit-rating agencies Fitch, Moody’s and S&P, respectively, reflecting a strong credit profile.

An overweight position in the airport sector detracted from the Fund’s relative performance for the reporting period. Overall security selection benefited Fund performance. An overweight to revenue bonds and an underweight to general obligation bonds also had a positive impact. Among revenue subsectors, an overweight to housing and underweight to water/sewer bonds were the primary contributors to Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	California Municipal Bond Fund, Class Y Shares - $115584	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg California Intermediate Municipal Index (USD) - $121309
Aug/14	$100000	$100000	$100000
Aug/15	$101526	$102525	$101905
Aug/16	$106759	$109577	$107414
Aug/17	$107493	$110545	$108477
Aug/18	$106290	$111084	$108231
Aug/19	$114075	$120770	$116450
Aug/20	$116875	$124678	$120765
Aug/21	$118579	$128912	$122538
Aug/22	$109594	$117784	$114309
Aug/23	$110687	$119791	$115829
Aug/24	$115584	$127085	$121309

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class Y Shares	4.42%	0.26%	1.46%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg California Intermediate Municipal Index (USD)	4.73%	0.82%	1.95%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 239,797,000
Holdings Count | Holding	141
Advisory Fees Paid, Amount	$ 570
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$239,797	141	$570	26%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Utilities	0.8%
Pollution Control	1.5%
Industrial Development	1.9%
Tobacco	1.9%
Cash Equivalent	2.1%
Water	2.7%
Housing	2.9%
Transportation	2.9%
Power	3.9%
Education	12.7%
Health Care	12.9%
Airports	15.3%
General Obligations	18.5%
General Revenue	19.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
California State	5.000%	11/01/31	3.5%
California State	5.000%	08/01/31	2.4%
California State	5.000%	10/01/35	2.4%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
San Diego County, Regional Airport Authority, Sub-Ser B, AMT	5.000%	07/01/31	2.3%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	1.9%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Los Angeles, Unified School District, Ser A	5.000%	07/01/29	1.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017627
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class F
Trading Symbol	SMAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s relative performance for the reporting period was hampered by portfolio duration, and yield curve positioning detracted during the fourth quarter of 2023. Overall security selection bolstered performance, most notably in local general obligation (GO) bonds, education, special tax, and water and sewer issues. Sector allocation also contributed modestly through the portfolio’s overweight to revenue bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Massachusetts Municipal Bond Fund, Class F Shares - $113962	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Massachusetts Intermediate Municipal Index (USD) - $121726
Aug/14	$100000	$100000	$100000
Aug/15	$101270	$102525	$102018
Aug/16	$106772	$109577	$107898
Aug/17	$107013	$110545	$109183
Aug/18	$104865	$111084	$107851
Aug/19	$113283	$120770	$116930
Aug/20	$116446	$124678	$121813
Aug/21	$117534	$128912	$123659
Aug/22	$108390	$117784	$115152
Aug/23	$109389	$119791	$116665
Aug/24	$113962	$127085	$121726

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class F Shares	4.18%	0.12%	1.32%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	4.34%	0.81%	1.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 59,219,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 156
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$59,219	66	$156	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Power	3.8%
General Revenue	7.7%
Airports	7.8%
Transportation	8.7%
Water	9.8%
Health Care	14.3%
General Obligations	21.2%
Education	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.0%
Massachusetts State, Ser C	5.000%	10/01/33	4.9%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.1%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.8%
Lowell	5.000%	09/01/27	2.8%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Ser B	5.000%	01/01/28	2.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/27	2.7%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147413
Shareholder Report [Line Items]
Fund Name	Massachusetts Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SMSYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s relative performance for the reporting period was hampered by portfolio duration, and yield curve positioning detracted during the fourth quarter of 2023. Overall security selection bolstered performance, most notably in local general obligation (GO) bonds, education, special tax, and water and sewer issues. Sector allocation also contributed modestly through the portfolio’s overweight to revenue bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Massachusetts Municipal Bond Fund, Class Y Shares - $115338	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Massachusetts Intermediate Municipal Index (USD) - $121726
Aug/14	$100000	$100000	$100000
Aug/15	$101270	$102525	$102018
Aug/16	$106862	$109577	$107898
Aug/17	$107173	$110545	$109183
Aug/18	$105175	$111084	$107851
Aug/19	$113904	$120770	$116930
Aug/20	$117160	$124678	$121813
Aug/21	$118541	$128912	$123659
Aug/22	$109366	$117784	$115152
Aug/23	$110650	$119791	$116665
Aug/24	$115338	$127085	$121726

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class Y Shares	4.24%	0.25%	1.44%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	4.34%	0.81%	1.99%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 59,219,000
Holdings Count | Holding	66
Advisory Fees Paid, Amount	$ 156
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$59,219	66	$156	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Power	3.8%
General Revenue	7.7%
Airports	7.8%
Transportation	8.7%
Water	9.8%
Health Care	14.3%
General Obligations	21.2%
Education	25.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.0%
Massachusetts State, Ser C	5.000%	10/01/33	4.9%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	3.1%
University of Massachusetts, Building Authority, Ser 1	5.000%	11/01/30	2.8%
Lowell	5.000%	09/01/27	2.8%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Ser B	5.000%	01/01/28	2.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/27	2.7%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017630
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s short duration and yield-curve positioning were the largest detractors from its performance relative to the benchmark during the reporting period. Sector allocation had a positive impact on performance, attributable mainly to an overweight allocation to revenue bonds and underweight to general obligation bonds. Among revenue subsectors, an overweight to airports and underweights to essential service sectors (public power and water/sewer) benefited Fund performance, while overweights to the hospital and education sectors were detractors. An overweight position in A and BBB rated securities, as well as the focus on New Jersey securities against the Fund’s nationally oriented benchmark index, bolstered Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Jersey Municipal Bond Fund, Class F Shares - $115821	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $121636
Aug/14	$100000	$100000	$100000
Aug/15	$100469	$102525	$101643
Aug/16	$105973	$109577	$106632
Aug/17	$106701	$110545	$107979
Aug/18	$106150	$111084	$107601
Aug/19	$113557	$120770	$115391
Aug/20	$116083	$124678	$119299
Aug/21	$117752	$128912	$121870
Aug/22	$109771	$117784	$114459
Aug/23	$111234	$119791	$116057
Aug/24	$115821	$127085	$121636

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class F Shares	4.12%	0.40%	1.48%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	4.81%	1.06%	1.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 93,186,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 212
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$93,186	82	$212	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Tobacco	0.6%
Water	1.8%
Cash Equivalent	2.4%
Housing	2.5%
Industrial Development	3.3%
General Obligations	6.2%
Airports	6.7%
Transportation	13.0%
Health Care	18.0%
Education	19.6%
General Revenue	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New Jersey State, Transportation Trust Fund Authority, Ser BB	5.000%	06/15/31	3.9%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	3.7%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
Bergen County, Improvement Authority, Ser C	5.000%	08/15/25	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147415
Shareholder Report [Line Items]
Fund Name	New Jersey Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

The Fund’s short duration and yield-curve positioning were the largest detractors from its performance relative to the benchmark during the reporting period. Sector allocation had a positive impact on performance, attributable mainly to an overweight allocation to revenue bonds and underweight to general obligation bonds. Among revenue subsectors, an overweight to airports and underweights to essential service sectors (public power and water/sewer) benefited Fund performance, while overweights to the hospital and education sectors were detractors. An overweight position in A and BBB rated securities, as well as the focus on New Jersey securities against the Fund’s nationally oriented benchmark index, bolstered Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New Jersey Municipal Bond Fund, Class Y Shares - $117303	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $121636
Aug/14	$100000	$100000	$100000
Aug/15	$100469	$102525	$101643
Aug/16	$106054	$109577	$106632
Aug/17	$106938	$110545	$107979
Aug/18	$106546	$111084	$107601
Aug/19	$114150	$120770	$115391
Aug/20	$116865	$124678	$119299
Aug/21	$118722	$128912	$121870
Aug/22	$110843	$117784	$114459
Aug/23	$112374	$119791	$116057
Aug/24	$117303	$127085	$121636

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class Y Shares	4.39%	0.55%	1.61%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	4.81%	1.06%	1.98%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 93,186,000
Holdings Count | Holding	82
Advisory Fees Paid, Amount	$ 212
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$93,186	82	$212	21%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Tobacco	0.6%
Water	1.8%
Cash Equivalent	2.4%
Housing	2.5%
Industrial Development	3.3%
General Obligations	6.2%
Airports	6.7%
Transportation	13.0%
Health Care	18.0%
Education	19.6%
General Revenue	27.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New Jersey State, Transportation Trust Fund Authority, Ser BB	5.000%	06/15/31	3.9%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	3.7%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.9%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
Bergen County, Improvement Authority, Ser C	5.000%	08/15/25	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017629
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class F
Trading Symbol	SENYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

While New York faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability and population growth issues, the state is buffered by its $19.5 billion principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from credit-rating agencies S&P, Fitch and Moody’s, respectively, reflecting a strong credit profile.

Overall security selection bolstered the Fund’s relative performance for the reporting period, with contributions from airports, education, transportation, and special tax issues. Additionally, the Fund’s duration position and a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve) contributed to performance, while sector allocation was a moderate detractor due to the Fund’s allocation to pre-refunded bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New York Municipal Bond Fund, Class F Shares - $115593	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg New York Intermediate Municipal Index (USD) - $122394
Aug/14	$100000	$100000	$100000
Aug/15	$101250	$102525	$102164
Aug/16	$106400	$109577	$107585
Aug/17	$107049	$110545	$109081
Aug/18	$105295	$111084	$107982
Aug/19	$113095	$120770	$116646
Aug/20	$114548	$124678	$119001
Aug/21	$117138	$128912	$122698
Aug/22	$109168	$117784	$115010
Aug/23	$110598	$119791	$116966
Aug/24	$115593	$127085	$122394

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class F Shares	4.52%	0.44%	1.46%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg New York Intermediate Municipal Index (USD)	4.64%	0.97%	2.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 105,430,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,430	78	$248	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Tobacco	0.7%
Power	1.5%
Cash Equivalent	1.7%
Water	2.7%
Health Care	4.2%
Utilities	5.4%
Industrial Development	5.9%
Housing	6.7%
General Obligations	9.8%
Transportation	10.4%
Airports	11.5%
Education	17.2%
General Revenue	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.2%
New York State, Dormitory Authority, Ser A	5.000%	10/01/29	2.5%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.5%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.4%
Nassau County, Interim Finance Authority, Ser A	5.000%	11/15/30	2.3%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.2%
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group	5.000%	08/01/35	2.2%
New York State, Dormitory Authority, Ser A-1	5.000%	03/15/35	2.2%
New York State, Dormitory Authority, Ser A, AGM	5.000%	10/01/36	2.2%
Hudson Yards Infrastructure	5.000%	02/15/34	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147414
Shareholder Report [Line Items]
Fund Name	New York Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SNYYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

While New York faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability and population growth issues, the state is buffered by its $19.5 billion principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from credit-rating agencies S&P, Fitch and Moody’s, respectively, reflecting a strong credit profile.

Overall security selection bolstered the Fund’s relative performance for the reporting period, with contributions from airports, education, transportation, and special tax issues. Additionally, the Fund’s duration position and a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve) contributed to performance, while sector allocation was a moderate detractor due to the Fund’s allocation to pre-refunded bonds.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	New York Municipal Bond Fund, Class Y Shares - $117088	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg New York Intermediate Municipal Index (USD) - $122394
Aug/14	$100000	$100000	$100000
Aug/15	$101250	$102525	$102164
Aug/16	$106377	$109577	$107585
Aug/17	$107291	$110545	$109081
Aug/18	$105592	$111084	$107982
Aug/19	$113599	$120770	$116646
Aug/20	$115235	$124678	$119001
Aug/21	$118023	$128912	$122698
Aug/22	$110141	$117784	$115010
Aug/23	$111745	$119791	$116966
Aug/24	$117088	$127085	$122394

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class Y Shares	4.78%	0.61%	1.59%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg New York Intermediate Municipal Index (USD)	4.64%	0.97%	2.04%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 105,430,000
Holdings Count | Holding	78
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$105,430	78	$248	19%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.5%
Tobacco	0.7%
Power	1.5%
Cash Equivalent	1.7%
Water	2.7%
Health Care	4.2%
Utilities	5.4%
Industrial Development	5.9%
Housing	6.7%
General Obligations	9.8%
Transportation	10.4%
Airports	11.5%
Education	17.2%
General Revenue	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.2%
New York State, Dormitory Authority, Ser A	5.000%	10/01/29	2.5%
New York City, Transitional Finance Authority, Sub-Ser	5.000%	05/01/37	2.5%
New York State, Mortgage Agency, Ser 189, AMT	3.250%	10/01/25	2.4%
Nassau County, Interim Finance Authority, Ser A	5.000%	11/15/30	2.3%
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A	5.000%	07/01/34	2.2%
New York State, Dormitory Authority, Presbyterian Hospial Obligated Group	5.000%	08/01/35	2.2%
New York State, Dormitory Authority, Ser A-1	5.000%	03/15/35	2.2%
New York State, Dormitory Authority, Ser A, AGM	5.000%	10/01/36	2.2%
Hudson Yards Infrastructure	5.000%	02/15/34	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000017626
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class F
Trading Symbol	SEPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$65	0.64%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F of the  Fund modestly underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Overall security selection enhanced Fund performance during the reporting period, particularly within local general obligation (GO) bonds, education, transportation, water and sewer, and hospital issues; however, security selection within the revenue sectors weighed on performance during the first quarter of 2024. Additionally, Fund performance benefited from a modestly longer duration position, as well as a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve). An overweight to revenue bonds, notably continuing care retirement communities (CCRCs), benefited Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Pennsylvania Municipal Bond Fund, Class F Shares - $116872	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $126109
Aug/14	$100000	$100000	$100000
Aug/15	$101768	$102525	$102082
Aug/16	$106599	$109577	$107532
Aug/17	$107591	$110545	$109687
Aug/18	$106070	$111084	$109229
Aug/19	$114989	$120770	$119869
Aug/20	$118648	$124678	$124487
Aug/21	$120461	$128912	$128300
Aug/22	$111233	$117784	$119166
Aug/23	$111990	$119791	$120684
Aug/24	$116872	$127085	$126109

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class F Shares	4.36%	0.33%	1.57%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	4.50%	1.02%	2.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 133,567,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 367
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$133,567	118	$367	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.3%
Industrial Development	0.8%
Tobacco	2.0%
Public Facilities	2.2%
Housing	2.3%
Airports	2.7%
Nursing Homes	3.1%
Utilities	6.4%
General Revenue	7.2%
Water	11.3%
General Obligations	11.6%
Transportation	12.1%
Health Care	16.1%
Education	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	4.0%
Pennsylvania State, BAM	4.000%	03/01/35	2.7%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.3%
Pennsylvania State, Commonwealth Bid Group A	5.000%	09/01/32	2.2%
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	2.0%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	2.0%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.9%
University of Pittsburgh, Commonwealth System of Higher Education	5.000%	02/15/34	1.8%
Pennsylvania State, Turnpike Commission, Ser A	5.000%	12/01/32	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147412
Shareholder Report [Line Items]
Fund Name	Pennsylvania Municipal Bond Fund
Class Name	Class Y
Trading Symbol	SPAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y of the Fund outperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index, for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Overall security selection enhanced Fund performance during the reporting period, particularly within local general obligation (GO) bonds, education, transportation, water and sewer, and hospital issues; however, security selection within the revenue sectors weighed on performance during the first quarter of 2024. Additionally, Fund performance benefited from a modestly longer duration position, as well as a barbelled yield-curve position (investing in short- and long-term bonds with no exposure to the intermediate segment of the curve). An overweight to revenue bonds, notably continuing care retirement communities (CCRCs), benefited Fund performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Pennsylvania Municipal Bond Fund, Class Y Shares - $118375	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $126109
Aug/14	$100000	$100000	$100000
Aug/15	$101768	$102525	$102082
Aug/16	$106719	$109577	$107532
Aug/17	$107872	$110545	$109687
Aug/18	$106407	$111084	$109229
Aug/19	$115635	$120770	$119869
Aug/20	$119493	$124678	$124487
Aug/21	$121491	$128912	$128300
Aug/22	$112353	$117784	$119166
Aug/23	$113170	$119791	$120684
Aug/24	$118375	$127085	$126109

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class Y Shares	4.60%	0.47%	1.70%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	4.50%	1.02%	2.35%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 133,567,000
Holdings Count | Holding	118
Advisory Fees Paid, Amount	$ 367
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$133,567	118	$367	20%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.3%
Industrial Development	0.8%
Tobacco	2.0%
Public Facilities	2.2%
Housing	2.3%
Airports	2.7%
Nursing Homes	3.1%
Utilities	6.4%
General Revenue	7.2%
Water	11.3%
General Obligations	11.6%
Transportation	12.1%
Health Care	16.1%
Education	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	4.0%
Pennsylvania State, BAM	4.000%	03/01/35	2.7%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.4%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.3%
Pennsylvania State, Commonwealth Bid Group A	5.000%	09/01/32	2.2%
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	2.0%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	2.0%
Philadelphia, Water & Wastewater Revenue Authority, Ser C	5.000%	10/01/31	1.9%
University of Pittsburgh, Commonwealth System of Higher Education	5.000%	02/15/34	1.8%
Pennsylvania State, Turnpike Commission, Ser A	5.000%	12/01/32	1.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000047166
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class F
Trading Symbol	SEATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$91	0.86%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class F Shares of the Fund outperformed its benchmark, a 60%/40% blend of the Bloomberg High Yield Municipal Bond Index (USD) and the Bloomberg US Municipal Bond Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Spectrum Asset Management significantly outperformed its custom preferred securities benchmark and was the Fund’s top-performing sub-adviser for the reporting period as its holding in preferred securities outperformed municipal bonds. Pacific Investment Management Company (PIMCO) also outperformed its benchmark due to an allocation to taxable municipals—which are not represented in the benchmark index—an overweight to revenue bonds, and an overweight duration position. Allspring Global Investments (Allspring) underperformed its benchmark as the manager was unable to keep pace with the municipal bond market’s sharp rally in November and December 2023. Allspring was positioned with underweight to the lowest coupon structures which were the strongest performers during the market upturn; however, the manager subsequently performed well for the first eight months of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Advantaged Income Fund, Class F Shares - $145572	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD) - $143695
Aug/14	$100000	$100000	$100000
Aug/15	$103231	$102525	$100984
Aug/16	$114706	$109577	$111834
Aug/17	$117429	$110545	$113750
Aug/18	$120714	$111084	$118174
Aug/19	$130255	$120770	$129250
Aug/20	$134157	$124678	$131790
Aug/21	$146137	$128912	$143106
Aug/22	$131509	$117784	$129527
Aug/23	$131422	$119791	$130836
Aug/24	$145572	$127085	$143695

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class F Shares	10.77%	2.25%	3.83%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)	9.83%	2.14%	3.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,026,165,000
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 3,728
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,026,165	487	$3,728	23%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.8%
Transportation	1.1%
Pollution Control	1.7%
Airports	1.9%
Water	2.4%
Power	2.7%
Health Care	2.9%
Preferred Stock	3.1%
General Obligations	4.2%
Nursing Homes	4.7%
U.S. Treasury Obligations	4.9%
Education	5.6%
Tobacco	6.7%
Housing	6.8%
Industrial Development	10.9%
General Revenue	16.4%
Corporate Obligations	21.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	5.258%	10/01/24	2.6%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.1%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.1%
New York State, Liberty Development Authority, World Trade Center Project	5.000%	11/15/44	1.0%
Truist Financial, H15T5Y + 3.003%	6.669%	03/01/73	1.0%
Puerto Rico, Sub-Ser	0.000%	11/01/51	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	0.9%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	0.9%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT	9.000%	03/01/39	0.9%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.
C000147418
Shareholder Report [Line Items]
Fund Name	Tax-Advantaged Income Fund
Class Name	Class Y
Trading Symbol	STAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 1-800-DIAL-SEI.
Additional Information Phone Number	1-800-DIAL-SEI
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$65	0.62%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Class Y Shares of the Fund outperformed its benchmark, a 60%/40% blend of the Bloomberg High Yield Municipal Bond Index (USD) and the Bloomberg US Municipal Bond Index (USD), for the 12-month period ending August 31, 2024.

U.S. fixed-income securities experienced volatility early in the reporting period, with bond yields initially rising before markets eventually coalesced around the prospect of significant Federal Reserve (Fed) monetary policy easing in 2024 as inflation data began to improve towards the Fed’s 2% target. As a result, November and December 2023 saw two of the strongest monthly performances in the municipal market’s history. Optimism began to wane in the first quarter of 2024 due to stronger-than-expected inflation readings, which delayed the market’s projection for interest-rate cuts before pricing in the likelihood of its initial cut at the September 2024 Fed meeting.

Within the investment-grade municipal sector, A and BBB rated issues outperformed AA and AAA rated securities during the reporting period, reflecting investor preference for lower-quality, while high yield was the strongest-performing segment across the entire municipal market. The municipal curve was inverted (short-term yields exceeded long-term yields) throughout much of 2023 and 2024, before ending the reporting period with the 2-to-10-year U.S. Treasury curve virtually flat.

Spectrum Asset Management significantly outperformed its custom preferred securities benchmark and was the Fund’s top-performing sub-adviser for the reporting period as its holding in preferred securities outperformed municipal bonds. Pacific Investment Management Company (PIMCO) also outperformed its benchmark due to an allocation to taxable municipals—which are not represented in the benchmark index—an overweight to revenue bonds, and an overweight duration position. Allspring Global Investments (Allspring) underperformed its benchmark as the manager was unable to keep pace with the municipal bond market’s sharp rally in November and December 2023. Allspring was positioned with underweight to the lowest coupon structures which were the strongest performers during the market upturn; however, the manager subsequently performed well for the first eight months of 2024.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Tax-Advantaged Income Fund, Class Y Shares - $148681	Bloomberg US Municipal Bond Index (USD)* - $127085	Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD) - $143695
Aug/14	$100000	$100000	$100000
Aug/15	$103117	$102525	$100984
Aug/16	$114873	$109577	$111834
Aug/17	$117890	$110545	$113750
Aug/18	$121486	$111084	$118174
Aug/19	$131416	$120770	$129250
Aug/20	$135687	$124678	$131790
Aug/21	$148173	$128912	$143106
Aug/22	$133655	$117784	$129527
Aug/23	$133890	$119791	$130836
Aug/24	$148681	$127085	$143695

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class Y Shares	11.05%	2.50%	4.05%
Bloomberg US Municipal Bond Index (USD)Footnote Reference*	6.09%	1.02%	2.43%
Bloomberg 60/40 High Yield Municipal Index & US Municipal Bond Index (USD)	9.83%	2.14%	3.69%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares.
AssetsNet	$ 1,026,165,000
Holdings Count | Holding	487
Advisory Fees Paid, Amount	$ 3,728
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of August 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,026,165	487	$3,728	23%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.3%
Mortgage-Backed Securities	0.8%
Transportation	1.1%
Pollution Control	1.7%
Airports	1.9%
Water	2.4%
Power	2.7%
Health Care	2.9%
Preferred Stock	3.1%
General Obligations	4.2%
Nursing Homes	4.7%
U.S. Treasury Obligations	4.9%
Education	5.6%
Tobacco	6.7%
Housing	6.8%
Industrial Development	10.9%
General Revenue	16.4%
Corporate Obligations	21.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
United States Treasury Bill	5.258%	10/01/24	2.6%
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.1%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.1%
New York State, Liberty Development Authority, World Trade Center Project	5.000%	11/15/44	1.0%
Truist Financial, H15T5Y + 3.003%	6.669%	03/01/73	1.0%
Puerto Rico, Sub-Ser	0.000%	11/01/51	1.0%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07-CL	3.167%	10/01/38	0.9%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	0.9%
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT	9.000%	03/01/39	0.9%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material fund changes during the reporting period.